INCOME (LOSS) PER SHARE (Schedule of Income Loss Per Share) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Basic and diluted earnings per share:
Net income (loss) attributable to equity holders of the company	$ (18,965)	$ 4,652	$ 6,514
Weighted average number of issued ordinary shares	29,716,281	25,302,350	22,329,281
Dilutive effect of share options and RSUs	0	1,337,771	1,569,196
Weighted average number of diluted ordinary shares	29,716,281	26,640,120	23,898,477
Income (loss) per share, basic ($)	$ (0.64)	$ 0.18	$ 0.29
Income (loss) per share, diluted ($)	$ (0.64)	$ 0.17	$ 0.27